POST-EMPLOYMENT BENEFITS - Summary of Pension Fund Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	$ (73)
Remeasurements, recognized in other comprehensive income and equity	240	$ 355
Contributions by employees	34	36
Contributions by employer	150	179
Plan assets, end of year	(92)	(73)
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	(451)
Interest income	(10)	(8)
Remeasurements, recognized in other comprehensive income and equity	163	277
Administrative expenses paid from plan assets	(4)	(4)
Plan assets, end of year	(574)	(451)
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	2,449	1,965
Interest income	81	81
Remeasurements, recognized in other comprehensive income and equity	163	277
Contributions by employees	34	36
Contributions by employer	150	179
Benefits paid	(82)	(86)
Administrative expenses paid from plan assets	(4)	(3)
Plan assets, end of year	$ 2,791	$ 2,449